Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Molds [Member]
Statement Line Items [Line Items]
Estimated useful lives and depreciation method	5 years
Vehicles [Member]
Statement Line Items [Line Items]
Estimated useful lives and depreciation method	4 years
Leasehold improvements [Member]
Statement Line Items [Line Items]
Estimated useful lives and depreciation method	3 years
Computers and equipment [Member] | Top of range [member]
Statement Line Items [Line Items]
Estimated useful lives and depreciation method	10 years
Computers and equipment [Member] | Top of range [member]
Statement Line Items [Line Items]
Estimated useful lives and depreciation method	3 years